Consolidated Statements Of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Financial Condition [Abstract]
Securities held to maturity, estimated fair value	$ 28,149	$ 24,262
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,000,000	2,000,000
Common stock, shares outstanding	1,903,120	1,903,120
Treasury stock, shares	96,880	96,880